Accrued compensation, Accrued Expenses And Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current
5. Accrued compensation, accrued expenses and other current liabilities
The table below summarizes accrued expenses and other liabilities which consists of the following (in thousands):
Accrued compensation consisted of the following (in thousands):

	September 30,	December 31,
	2021	2020
	(Unaudited)
Accrued bonus	$1,014	$1,068
Other	995	148

Accrued compensation	$2,009	$1,216

Accrued expenses and other current liabilities consisted of the following (in thousands):

	September 30,	December 31,
	2021	2020
	(Unaudited)
Deferred rent liabilities	$239	$231
Payments received under joint development agreements	136	160
Accrued professional services	403	—
Income taxes payable	137	115
Other	437	282

Accrued expenses and other current liabilities	$1,352	$788

7. Accrued compensation, accrued expenses and other current liabilities
The table below summarizes accrued expenses and other liabilities which consists of the following (in thousands):
Accrued compensation consisted of the following (in thousands):

	December 31,
	2020	2019
Accrued bonus	$1,068	$441
Other	148	145

Accrued compensation	$1,216	$586

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2020	2019
Deferred rent liabilities	$231	$153
Accrual related to purchase of property and equipment	69	334
Income taxes payable	115	108
Other	373	418

Accrued expenses and other current liabilities	$788	$1,013